Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Additional Expenditures and Expected Year of Payment
The additional expenditures as of December 31, 2018 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Horizons-3 Satellite LLC Contribution Obligations (1)	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2019	$273,875	$59,783	$4,500	$20,065	$(826)	$140,577	$497,974
2020	216,615	50,021	11,700	18,730	(745)	37,492	333,813
2021	133,890	49,220	13,300	14,832	(535)	29,658	240,365
2022	11,842	38,503	15,700	13,979	(372)	26,510	106,162
2023	10,232	27,053	15,300	13,600	(78)	25,581	91,688
2024 and thereafter	47,915	131,136	43,600	80,216	(150)	41,505	344,222
Total contractual commitments	$694,369	$355,716	$104,100	$161,422	$(2,706)	$301,323	$1,614,224

(1)	See Note 10(b)—Investments—Horizons-3 Satellite LLC.